Note 33 - Update As of April 1, 2019 (Details Textual) - IPSCO acquisition [member] - Major business combination [member] $ in Millions	Mar. 22, 2019 USD ($) t
Statement Line Items [Line Items]
Percentage of voting equity interests acquired	100.00%
Cash transferred | $	$ 1,209
Manufacturing capacity, steel bars	450,000
Manufacturing capacity, seamless pipes	400,000
Manufacturing capacity, welded pipes	1,000,000